United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Stock Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2012

Date of Reporting Period: Quarter ended 07/31/2012

Item 1. Schedule of Investments

Federated MDT Stock Trust
Portfolio of Investments
July 31, 2012 (unaudited)
Shares			Value
		COMMON STOCK—98.1%
		Basic Industries—5.3%
116,584		Bunge Ltd.	$7,667,730
81,411		Cabot Corp.	3,175,029
		TOTAL	10,842,759
		Capital Goods—1.2%
92,030	[1]	General Cable Corp.	2,404,744
		Consumer Cyclicals—9.6%
52,113		Abercrombie & Fitch Co., Class A	1,761,419
61,013	[1]	Career Education Corp.	287,371
73,909		Dillards, Inc., Class A	4,821,084
88,234		Kohl's Corp.	4,386,995
48,243		Lowe's Cos., Inc.	1,223,925
170,583		Penney (J.C.) Co., Inc.	3,839,823
20,792		RadioShack Corp.	60,505
3,105	[1]	Sears Holdings Corp.	153,666
23,191		Signet Jewelers Ltd.	1,018,549
108,521	[1]	WMS Industries, Inc.	1,993,531
		TOTAL	19,546,868
		Consumer Staples—8.1%
435,221		Safeway Inc.	6,767,686
291,782	[1]	Smithfield Foods, Inc.	5,397,967
295,092		Tyson Foods, Inc., Class A	4,429,331
		TOTAL	16,594,984
		Energy—20.2%
9,600		Apache Corp.	826,752
177,739		ConocoPhillips	9,676,111
171,045		Devon Energy Corp.	10,112,180
78,546		Marathon Oil Corp.	2,079,113
68,055		Marathon Petroleum Corp.	3,219,001
220,632		Tesoro Petroleum Corp.	6,100,475
339,059		Valero Energy Corp.	9,324,123
		TOTAL	41,337,755
		Financial Services—28.4%
196,920		Ameriprise Financial, Inc.	10,184,702
224,972		Bank of America Corp.	1,651,295
75,073		BankUnited Inc.	1,828,778
59,221		Commerce Bancshares, Inc.	2,332,123
95,319		Fifth Third Bancorp	1,317,309
257,223		First Horizon National Corp.	2,116,945
274,672		JPMorgan Chase & Co.	9,888,192
207,932		Prudential Financial, Inc.	10,038,957
101,717		State Street Corp.	4,107,333
124,645		SunTrust Banks, Inc.	2,947,854
136,312		The Travelers Cos., Inc.	8,539,947
51,478		Wells Fargo & Co.	1,740,471
81,081		Zions Bancorp	1,475,674
		TOTAL	58,169,580

Shares			Value
		COMMON STOCK—continued
		Health Care—4.9%
48,864		Aetna, Inc.	$1,762,036
9,575		Cardinal Health, Inc.	412,587
38,324		Eli Lilly & Co.	1,687,406
7,605	[1]	Henry Schein, Inc.	568,930
46,891		Merck & Co., Inc.	2,071,175
8,932		Quest Diagnostics, Inc.	521,897
37,846		Wellpoint, Inc.	2,016,813
16,591		Zimmer Holdings, Inc.	977,707
		TOTAL	10,018,551
		Information Technology—11.1%
120,219	[1]	Avnet, Inc.	3,786,898
662,344		Corning, Inc.	7,557,345
205,809	[1]	Ingram Micro, Inc., Class A	3,085,077
122,206	[1]	Tech Data Corp.	6,122,521
210,457	[1]	Vishay Intertechnology, Inc.	2,077,211
		TOTAL	22,629,052
		Metals & Mining—1.1%
54,453		Cliffs Natural Resources, Inc.	2,226,583
		Public Utilities—6.3%
2,698		AES Corp.	32,538
268,054		AT&T, Inc.	10,164,608
13,230		CenturyLink, Inc.	549,574
9,683		Edison International	447,161
37,221		Verizon Communications, Inc.	1,680,156
		TOTAL	12,874,037
		Transportation—1.9%
419,940		Southwest Airlines Co.	3,859,249
		TOTAL COMMON STOCKS (IDENTIFIED COST $198,578,264)	200,504,162
		MUTUAL FUND—1.4%
2,934,588	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	2,934,588
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $201,512,852)[4]	203,438,750
		OTHER ASSETS AND LIABILITIES - NET—0.5%[5]	1,013,990
		TOTAL NET ASSETS—100%	$204,452,740
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At July 31, 2012, the cost of investments for federal tax purposes was $201,512,852. The net unrealized appreciation of investments for federal tax purposes was $1,925,898. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $15,644,659 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,718,761.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).

■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security; information obtained by contacting the issuer; analysis of the issuer's financial statements or other available documents; fundamental analytical data; the nature and duration of restrictions on disposition; the movement of the market in which the security is normally traded; and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) or an affiliated adviser, and others to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
■	With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
3

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Stock Trust

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 24, 2012

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date September 24, 2012